Investment Portfolio	as of July 31, 2020 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.0%
Alabama 1.2%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: Goldman Sachs Group, Inc.	2,200,000	2,420,946
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,336,224
		3,757,170
Arizona 1.4%
Arizona, State Certificates of Participation, Series A, 5.0%, 10/1/2026	1,500,000	1,884,930
Chandler, AZ, State General Obligation, 4.0%, 7/1/2021	1,600,000	1,656,640
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 1.875%, Mandatory Put 3/31/2023 @ 100, 9/1/2032	1,000,000	1,013,960
		4,555,530
California 16.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series A, MUNIPSA + 1.250%, 1.41% *, Mandatory Put 4/1/2027 @ 100, 4/1/2036	3,940,000	3,914,942
California, Eastern Municipal Water District, Water & Wastewater Revenue, Series B, 70% of 1-month USD-LIBOR + 0.300%, 0.42% *, Mandatory Put 10/1/2021 @ 100, 7/1/2030	1,960,000	1,940,380
California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	2,500,000	2,572,700
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.370%, 0.53% *, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,009,720
California, State General Obligation:
MUNIPSA + 0.430% , 0.59% *, Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,237,913
5.0%, 4/1/2021	4,000,000	4,130,600
California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,118,513
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,183,390
Series A, AMT, 5.0%, 6/30/2026	500,000	597,680
California, State Municipal Finance Authority Revenue, River Springs Charter School, ETM, 144A, 4.0%, 8/15/2020	1,000,000	1,001,180
California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0%, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	2,010,500
California, State Municipal Finance Authority, Solid Waste Revenue, Republic Services, Inc., 0.375%, Mandatory Put 10/1/2020 @ 100, 9/1/2021	1,000,000	1,000,190
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A-1, 144A, AMT, 0.6%, Mandatory Put 10/15/2020 @ 100, 11/1/2042	500,000	500,070
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 144A, AMT, 2.05%, Mandatory Put 11/2/2020 @ 100, 8/1/2023	1,155,000	1,155,000
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,015,850
California, State University Revenue, Series A, 5.0%, 11/1/2021	3,000,000	3,182,760
California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,515,480
California, Tobacco Securitization Agency, Tobacco Settlement, Series B-1, 1.75%, 6/1/2030	500,000	525,030
California, Transbay Joint Powers Authority, Series B, 2.4%, 10/1/2049	1,000,000	1,022,260
Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 70% of 1-month USD-LIBOR + 0.250%, 0.37% *, Mandatory Put 9/1/2021 @ 100, 3/1/2034	4,165,000	4,149,923

Glendale, CA, Unified School District:
5.0%, 9/1/2025	500,000	622,180
5.0%, 9/1/2026	500,000	642,275
Long Beach, CA, Harbor Revenue, Private Activity, Series B, AMT, 4.0%, 5/15/2022	5,000,000	5,285,900
Newport Mesa, CA, Unified School District, Election of 2000:
5.0%, 8/1/2024	1,200,000	1,436,328
5.0%, 8/1/2025	1,300,000	1,613,898
San Francisco City & County, CA, Multi Family Housing Revenue, Eastern Park Apartments, Series K, 1.3%, Mandatory Put 1/1/2023 @ 100, 7/1/2023	1,250,000	1,268,862
Southern California, State Public Power Authority, Canyon Power Project, Series B, MUNIPSA + 0.250%, 0.41% *, Mandatory Put 5/1/2021 @ 100, 7/1/2040	2,500,000	2,483,975
Stockton, CA, Public Financing Authority, Wastewater Revenue, 1.4%, 6/1/2022	1,500,000	1,499,985
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue, San Diego, Tobacco Securitization Corp., Class 2, Series B-1, 2.25%, 6/1/2029	290,000	314,453
		52,951,937
Colorado 2.3%
Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,608,860
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,478,800
Series D, 5.0%, Mandatory Put 11/15/2022 @ 100, 11/15/2031	2,000,000	2,196,800
		7,284,460
Connecticut 2.0%
Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,374,100
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series E-E3, 1.625%, Mandatory Put 11/15/2022 @ 100, 11/15/2059	1,000,000	1,002,880
Series C-1, 4.0%, 11/15/2047	1,280,000	1,388,032
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	970,000	1,052,586
Connecticut, State Special Tax Obligation Revenue, Series A, 5.0%, 5/1/2024	500,000	584,150
		6,401,748
District of Columbia 0.5%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Nannie Helen Owner LLC, 1.45%, Mandatory Put 8/1/2022 @ 100, 2/1/2039	1,500,000	1,526,025
Florida 3.4%
Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,250,313
Clay County, FL, Sales Surtax Revenue, 5.0%, 10/1/2022	650,000	716,495
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,304,612
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,052,550
Pasco County, FL, School Board, Certificates of Participations, Series B, MUNIPSA + 0.750%, 0.86% *, Mandatory Put 8/2/2023 @ 100, 8/1/2032 (a)	925,000	925,185
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	500,000	501,475
Volusia County, FL, School Board, Certificate of Participations:
5.0%, 8/1/2021	2,000,000	2,095,460
5.0%, 8/1/2022	3,000,000	3,277,260
		11,123,350
Georgia 4.2%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,018,830
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,307,808
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 5.0%, 4/1/2025, LOC: U.S. Bank NA (a)	900,000	1,049,310
Series B, 5.0%, 4/1/2026, LOC: U.S. Bank NA (a)	1,000,000	1,195,330
Columbia County, GA, Water & Sewerage Revenue:
5.0%, 6/1/2021	875,000	910,420
5.0%, 6/1/2022	600,000	653,592
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	2,042,082
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	750,000	826,283
Georgia, State General Obligation, Series C, 5.0%, 7/1/2021	4,325,000	4,518,154
		13,521,809
Guam 0.5%
Guam, International Airport Authority Revenue, Series A, AMT, 5.0%, 10/1/2022	1,500,000	1,515,345
Illinois 5.0%
Granite City, IL, Waste Management, Inc. Project, AMT, 2.45%, Mandatory Put 5/3/2021 @ 100, 5/1/2027, GTY: Waste Management, Inc.	1,000,000	1,015,350
Illinois, State Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 1.6%, Mandatory Put 11/2/2020 @ 100, 11/1/2044, GTY: Waste Management Holdings	2,000,000	2,005,960
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2020	4,000,000	4,029,200
Series A, 5.0%, 10/1/2021	1,000,000	1,033,570
Series B, 5.0%, 10/1/2021	1,000,000	1,033,570
5.0%, 8/1/2023	1,000,000	1,080,700
5.375%, 5/1/2023	1,000,000	1,088,410
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,582,035
Lake County, IL, Forest Preservation District, Series A, 67% of 3-month USD-LIBOR + 0.480%, 0.69% *, 12/15/2020	1,335,000	1,333,465
Will County, IL, Community Unit School District No. 210, Lincoln-Way, ETM, Zero Coupon, 1/1/2022, INS: AGMC	1,815,000	1,803,547
		16,005,807
Indiana 1.2%
Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc., AMT, 0.65%, Mandatory Put 9/1/2020 @ 100, 12/1/2037	625,000	625,056
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health Obligated Group, Series 2015B, 1.65%, Mandatory Put 7/1/2022 @ 100, 12/1/2042	1,000,000	1,013,990
Indianapolis, IN, Local Public Improvement Bond Bank, Fieldhouse Project, Series B, 1.45%, 6/1/2021	2,100,000	2,100,420
		3,739,466
Iowa 0.6%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc., Series A-2, 2.875%, 5/15/2049	1,500,000	1,503,450
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 3.125%, 12/1/2022	415,000	420,627
		1,924,077
Kansas 0.1%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.31% **, 8/7/2020, LOC: Svenska Handelsbanken	300,000	300,000
Kentucky 0.5%
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,602,723
Louisiana 1.3%
Louisiana, Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Sewerage Commission Project, Series B, 0.875% *, Mandatory Put 2/1/2025 @ 100, 2/1/2046 (a)	3,000,000	3,000,600
Louisiana, Stadium & Exposition District, Bond Anticipation Notes, 5.0%, 7/3/2023	1,000,000	1,062,820
		4,063,420
Maine 0.1%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	330,000	341,408
Maryland 1.7%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead, Inc., Series B, 2.875%, 7/1/2023	1,750,000	1,764,840
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,247,580
Montgomery County, MD, Public Improvements Project, Series A, 5.0%, 11/1/2021	2,215,000	2,349,938
		5,362,358
Massachusetts 1.9%
Massachusetts, State Development Finance Agency Revenue, Boston College, 5.0%, 10/1/2021	1,000,000	1,047,720
Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2021	5,000,000	5,222,400
		6,270,120
Michigan 3.5%
Michigan, State Building Authority Revenue, Series I, 5.0%, 10/15/2021	500,000	529,055
Michigan, State Finance Authority Revenue, Series A-1, 4.0%, 8/20/2020	1,500,000	1,502,700
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp.:
68% of 1-month USD-LIBOR + 0.400% , 0.513% *, Mandatory Put 10/15/2021 @ 100, 10/15/2030	1,860,000	1,845,957
Series D-2, MUNIPSA + 0.500%, 0.66% *, Mandatory Put 8/9/2021 @ 100, 10/15/2038	925,000	925,148
Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	550,000	550,369
Michigan, State Trunk Line, Series A, 5.0%, 11/15/2023	1,000,000	1,148,110
Wayne County, MI, Airport Authority Revenue, Series A, AMT, 4.0%, 12/1/2020, INS: AGMC	4,600,000	4,654,326
		11,155,665
Minnesota 1.2%
Minnesota, State General Obligation:
Series A, 5.0%, 8/1/2021	1,800,000	1,888,146
Series D, 5.0%, 8/1/2021	2,060,000	2,160,878
		4,049,024
Missouri 0.8%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	460,000	457,774
Missouri, State Public Utilities Commission Revenue, Interim Construction Notes, Series 2019, 1.5%, 3/1/2021	2,000,000	2,001,660
		2,459,434
Nevada 0.1%
Sparks, NV, Tourism Improvement District No. 1 Revenue, Sales Tax Revenue, Series A, 144A, 2.5%, 6/15/2024	450,000	446,549
New Jersey 3.5%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	196,088
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	1,200,000	1,195,668
New Jersey, State Housing & Mortgage Finance Agency, Multi Family Conduit Revenue, Pilgrim Baptist Village I&II Project, Series E, 1.5%, Mandatory Put 9/1/2021 @ 100, 9/1/2022	3,000,000	3,030,480
New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	3,000,000	3,556,140
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,134,380
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,341,328
		11,454,084
New Hampshire 0.9%
New Hampshire, National Finance Authority, Exempt Facilities Revenue, Emerald Renewable Diesel LLC Project, 144A, AMT, 2.0%, Mandatory Put 8/31/2020 @ 100, 6/1/2049	3,000,000	3,002,100
New Mexico 0.6%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series A-1, 4.0%, 1/1/2049	815,000	903,142
Santa Fe, NM, Retirement Facility Revenue, El Castillo Retirement Project, Series B-1, 2.625%, 5/15/2025	1,000,000	958,350
		1,861,492
New York 7.4%
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3%, Mandatory Put 4/3/2023 @ 100, 4/1/2042	2,000,000	1,980,840
New York, Metropolitan Transportation Authority, Series F, 5.0%, 11/15/2022	5,390,000	5,670,388
New York, State Dormitory Authority Revenue, Non-Supported Debt, Northwell Healthcare, Inc., Series B-1, 5.0%, Mandatory Put 5/1/2022 @ 100, 5/1/2048	2,000,000	2,098,700
New York, State Dormitory Authority, Personal Income Tax Revenue, Series B, 5.0%, 3/31/2021	1,250,000	1,290,037
New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,527,250
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	2,090,000	2,234,712
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2024	2,500,000	2,668,800
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A-3, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	1,000,000	1,009,320
New York, NY, General Obligation, Series A, 5.0%, 8/1/2022	1,020,000	1,117,053
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM (a)	315,000	382,734
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	352,677
Series A, 5.0%, 9/1/2027	500,000	610,520
5.0%, 8/1/2028	1,000,000	1,171,190
Series A, 5.0%, 9/1/2028	500,000	622,945
		23,737,166
North Carolina 0.7%
North Carolina, State Housing Finance Agency, Home Ownership Revenue:
Series 38-B, 4.0%, 7/1/2047	730,000	795,481
Series 41, 4.0%, 1/1/2050	1,450,000	1,614,865
		2,410,346
North Dakota 0.3%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	995,000	1,080,878
Ohio 2.3%
Allen Country, OH, Hospital Facilities Revenue:
Series A, 5.0%, 12/1/2022	600,000	659,148
Series A, 5.0%, 12/1/2023	1,000,000	1,138,630
Cleveland, OH, Airport System Revenue:
Series A, 5.0%, 1/1/2023, INS: AGMC	1,810,000	1,984,701
Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,160,130
Ohio, American Municipal Power, Inc., Combined Hydroelectric Project, Series A, 2.25%, Mandatory Put 8/15/2021 @ 100, 2/15/2048	1,000,000	1,007,020
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, Series A, 3.0%, 5/1/2023	1,500,000	1,502,730
		7,452,359
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Gilcrease Expressway West Project, AMT, 1.625%, 7/6/2023	2,000,000	1,996,720
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.390%, 0.55% *, 1/1/2023	630,000	624,916
		2,621,636
Oregon 1.5%
Clackamas County, OR, Hospital Facility Authority, Rose Villa Project, Series B-2, 2.75%, 11/15/2025	1,250,000	1,260,988
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	1,550,000	1,638,613
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	360,000	371,646
Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,514,931
		4,786,178
Pennsylvania 3.4%
Geisinger PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,234,170
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,458,160
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,000,000	1,048,670
Series 122, 4.0%, 10/1/2046	2,850,000	3,074,694
Pennsylvania, State Turnpike Commission Revenue, Series B, MUNIPSA + 0.500%, 0.66% *, 12/1/2021	2,000,000	1,994,140
Philadelphia, PA, School District, Series 2020, 5.0%, 9/1/2022	1,000,000	1,091,380
		10,901,214
Rhode Island 0.6%
Rhode Island, State Housing & Mortgage Finance Corp., Revenue, Multi Family Development Sustainability Bonds, Series 1-A, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2049	2,115,000	2,118,088
South Carolina 0.3%
Laurens County, SC, Water & Sewer Commission, Waterworks District, 1.375%, 2/1/2022	1,000,000	1,008,560
South Dakota 0.7%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	1,705,000	1,854,409
Series A, AMT, 4.5%, 5/1/2031	285,000	297,207
		2,151,616
Tennessee 1.7%
Memphis, TN, General Obligation, 5.0%, 5/1/2024	2,000,000	2,357,020
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	505,000	520,493
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048, GTY: Goldman Sachs Group, Inc.	2,250,000	2,437,582
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	125,000	128,628
Series 1A, AMT, 4.5%, 1/1/2038	120,000	124,108
		5,567,831
Texas 12.1%
Allen, TX, Independent School District Building, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2024	315,000	323,184
Alvin, TX, Independent School District, Series B, 1.25%, Mandatory Put 8/15/2022 @ 100, 2/15/2033	2,000,000	2,030,920
Bexar County, TX, Certificates Obligation, Series B, 5.0%, 6/15/2021	4,000,000	4,169,200
Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Series B, 5.0%, 12/1/2023 (a)	2,410,000	2,780,079
Goose Creek, TX, Consolidated Independent School District, Series B, 3.0%, Mandatory Put 10/1/2020 @ 100, 10/1/2049	1,000,000	1,004,110
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B-1, 5.0%, Mandatory Put 12/1/2022 @ 100, 7/1/2049	1,500,000	1,632,510
Harris County, TX, Flood Control District, Series A, 5.25%, 10/1/2021	1,465,000	1,551,962
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	593,800
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,216,260
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,909,784
Houston, TX, Independent School District:
Series A-2, 2.25%, Mandatory Put 6/1/2022 @ 100, 6/1/2039	1,000,000	1,029,350
4.0%, Mandatory Put 6/1/2023 @ 100, 6/1/2029	1,000,000	1,098,600
Series A-1B, 4.0%, Mandatory Put 6/1/2023 @ 100, 6/1/2039	1,105,000	1,213,953
Houston, TX, Minnetonka Airport Systems Revenue, Beacon Hill, Series C, AMT, 5.0%, 7/1/2026	2,500,000	3,040,650
Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR + 0.360%, 0.477% *, Mandatory Put 8/1/2021 @ 100, 5/15/2034	1,575,000	1,570,637
Katy, TX, Katy Independent School District, Series 2015-C, 67% of 1-month USD-LIBOR + 0.280%, 0.397% *, Mandatory Put 8/16/2021 @ 100, 8/15/2036	960,000	956,438
Richardson, TX, Independent School District, 5.0%, 2/15/2021	2,000,000	2,051,860
Round Rock, TX, Independent School District, 5.0%, 8/1/2021	4,275,000	4,482,124
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	180,000	180,281
Texas, Cypress Fairbanks Independent School District, School Building, Series A-2, 1.25%, Mandatory Put 8/15/2022 @ 100, 2/15/2036	2,000,000	2,025,880
Texas, Eagle Mountain & Saginaw Independent School District, 5.0%, 8/15/2030	1,985,000	2,464,854
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,148,410
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	525,890
		39,000,736
Virginia 2.6%
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,395,688
Fairfax County, VA, Economic Development Authority Revenue, Wiehle Avenue Metrorail Station Parking Project:
5.0%, 8/1/2021	1,650,000	1,729,942
5.0%, 8/1/2022	1,000,000	1,088,020
Hampton Roads, VA, Transportation Accountability Commission Revenue, Series A, 5.0%, 7/1/2022	2,500,000	2,724,925
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2033	1,410,000	1,431,474
		8,370,049
Washington 3.0%
Seattle, WA, Municipal Light & Power Revenue, Series C-1, MUNIPSA + 0.490%, 0.65% *, Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	1,990,820
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2021	4,620,000	4,823,326
Washington, State General Obligation:
5.0%, 6/1/2026 (a)	500,000	614,920
5.0%, 6/1/2027 (a)	300,000	380,022
Washington, State Housing Finance Commission, Transforming Age Projects, Series B, 144A, 2.375%, 1/1/2026	2,000,000	1,863,680
		9,672,768
West Virginia 0.7%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,310,323
Wisconsin 2.8%
Wisconsin, PMA Levy & Aid Anticipation Note Program, Series A, 3.0%, 10/23/2020	2,465,000	2,480,110
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2027 (a)	3,000,000	3,774,780
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.650%, 0.81% *, Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	996,330
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	1,790,000	1,885,318
		9,136,538
Other 0.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M-024, AMT, 144A, 2.304%, 5/15/2027, LIQ: Freddie Mac	575,000	619,338
Total Municipal Bonds and Notes (Cost $303,444,722)		309,620,725
Preferred Shares of Closed-End Investment Companies 1.1%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 1.0% *, 3/1/2029 (Cost $3,500,000)	3,500,000	3,500,000
	Shares	Value ($)
Open-End Investment Companies 6.7%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.04% *** (Cost $21,584,581)	21,580,048	21,584,387
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $328,529,303)	103.8	334,705,112
Other Assets and Liabilities, Net	(3.8)	(12,218,387)
Net Assets	100.0	322,486,725

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of July 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
*** Current yield; not a coupon rate.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$309,620,725	$—	$309,620,725
Preferred Shares of Closed-End Investment Companies	—	3,500,000	—	3,500,000
Open-End Investment Companies	21,584,387	—	—	21,584,387
Total	$21,584,387	$313,120,725	$—	$334,705,112

(b)	See Investment Portfolio for additional detailed categorizations.